Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory, Net [Abstract]
Schedule Of Inventories
The following table presents the components of inventories, net of customer advances as of December 31, 2021 and 2020.

	December 31, 2021	December 31, 2020
Cost incurred on long-term contracts in progress(*)	$769,174	$653,082
Raw materials	735,428	585,564
Advances to suppliers and subcontractors	179,456	95,314
	1,684,058	1,333,960
Less -
Provision for losses on long-term contracts	(13,584)	(17,272)
	$1,670,474	$1,316,688

(*)     Costs incurred to fulfill a contract in advance of the contract being awarded are included in inventories as work-in-process if the Company determines that those costs relate directly to a contract or to an anticipated contract that can be specifically identified and contract award is probable, the costs generate or enhance resources that will be used in satisfying performance obligations, and the costs are recoverable (referred to as pre-contract costs). Pre-contract costs that are initially capitalized in inventory are generally recognized as cost of revenues consistent with the transfer of control of the products and services to the customer. All other pre-contract costs, including start-up costs, are expensed as incurred. As of December 31, 2021 and 2020 pre-contract costs were included in inventory in the amount of, $183,628 and $187,422, respectively.